Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Parent company information [line items]
Interest income	$ 33,021	$ 26,904
Interest expense	14,830	9,764
Net interest income	18,191	17,140
Non-interest income	24,385	23,529
Total revenue	42,576	40,669
Provision for credit losses	1,307	1,150
Non-interest expense	22,833	21,794
Income before income taxes	15,760	14,672
Income taxes	3,329	3,203
Net income	12,431	11,469
Other comprehensive income (loss), net of taxes	1,532	(107)
Total comprehensive income (loss)	13,963	11,362
Parent [member]
Parent company information [line items]
Interest income	22,578	18,419
Interest expense	10,423	6,556
Net interest income	12,155	11,863
Non-interest income	5,880	4,476
Total revenue	18,035	16,339
Provision for credit losses	1,294	1,033
Non-interest expense	9,085	8,631
Income before income taxes	7,656	6,675
Income taxes	1,546	1,601
Net income before equity in undistributed income of subsidiaries	6,110	5,074
Equity in undistributed income of subsidiaries	6,321	6,395
Net income	12,431	11,469
Other comprehensive income (loss), net of taxes	1,532	(107)
Total comprehensive income (loss)	$ 13,963	$ 11,362